Debt - Long-term debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt [Line Items]
Long-term debt including current portion of long-term debt	€ 8,111	€ 6,933
Non-current portion of non-current borrowings	€ 7,270	6,473	€ 5,705
Borrowings, maturity	6.1
Current portion of non-current borrowings	€ 842	459
Forward contract [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	858	934
Non-current portion of non-current borrowings	252	738
Current portion of non-current borrowings	606	196
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	1,082	1,220
Current portion of non-current borrowings	230	257
Bank borrowings [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	705	203
Non-current portion of non-current borrowings	702	202
Current portion of non-current borrowings	2	1
Other long-term debt [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	28	30
Non-current portion of non-current borrowings	24	26
Current portion of non-current borrowings	4	5
US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	1,378	1,313
Non-current portion of non-current borrowings	1,378
Euro [Member] | Bonds [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	€ 4,061	€ 3,233
Weighted average [member]
Debt [Line Items]
Borrowings, maturity	6.1	6.0
Borrowings, interest rate	2.40%	2.10%
Weighted average [member] | Forward contract [member]
Debt [Line Items]
Borrowings, maturity	1.0	1.6
Weighted average [member] | Lease liabilities [member]
Debt [Line Items]
Borrowings, maturity	3.9	4.2
Borrowings, interest rate	2.40%	2.10%
Weighted average [member] | Bank borrowings [Member]
Debt [Line Items]
Borrowings, maturity	1.9	3.2
Borrowings, interest rate	1.70%	0.10%
Weighted average [member] | Other long-term debt [Member]
Debt [Line Items]
Borrowings, maturity	8.9	8.6
Borrowings, interest rate	2.90%	3.50%
Weighted average [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Borrowings, maturity	14.3	15.1
Borrowings, interest rate	6.30%	6.30%
Weighted average [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Borrowings, maturity	5.7	4.4
Borrowings, interest rate	1.70%	1.00%
Later than one year and not later than five years [member]
Debt [Line Items]
Non-current portion of non-current borrowings	€ 3,562	€ 4,034
Later than one year and not later than five years [member] | Forward contract [member]
Debt [Line Items]
Non-current portion of non-current borrowings	252	738
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	505	580
Non-current portion of non-current borrowings	504	580
Later than one year and not later than five years [member] | Bank borrowings [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	702	202
Later than one year and not later than five years [member] | Other long-term debt [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	17	18
Later than one year and not later than five years [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	250	255
Later than one year and not later than five years [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	1,836	2,242
Later than five years [member]
Debt [Line Items]
Non-current portion of non-current borrowings	3,706	2,439
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	348	383
Non-current portion of non-current borrowings	348	383
Later than five years [member] | Other long-term debt [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	6	8
Later than five years [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	1,128	1,058
Later than five years [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	2,225	991
Later than one year [member] | Lease liabilities [member]
Debt [Line Items]
Non-current portion of non-current borrowings	852	963
Later than one year [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		1,313
Later than one year [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings	€ 4,061	€ 3,233